Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Option Outstanding
Beginning balance (in shares) | shares	2.7
Granted (in shares) | shares	0.0
Exercised (in shares) | shares	0.1
Forfeited (in shares) | shares	0.4
Ending balance (in shares) | shares	2.2
Exercisable at end of period (in shares) | shares	2.2
Weighted Average Exercise price
Beginning balance (in dollars per share) | $ / shares	$ 15.31
Granted (in dollars per share) | $ / shares	0.00
Exercised (in dollars per share) | $ / shares	8.06
Forfeited (in dollars per share) | $ / shares	15.96
Ending balance (in dollars per share) | $ / shares	15.35
Exercisable at end of period (in dollars per share) | $ / shares	$ 15.35
Aggregate Intrinsic value
Beginning balance | $	$ 4
Ending balance | $	3
Exercisable at end of period | $	$ 3
Average remaining contractual life outstanding	2 years 2 months
Average remaining contractual life exercisable	2 years 2 months